NEFF RENTAL LLC AND NEFF FINANCE CORP.

3750 N.W. 87TH AVE., SUITE 400

MIAMI, FL 33178

JANUARY 3, 2006

CONFIDENTIAL

U.S. Securities and Exchange Commission
100 F Street, NE.
Washington, D.C. 20549

Re:                               Neff Rental LLC and Neff Finance Corp. Registration Statement on Form S-4 with respect to $245,000,000 Principal Amount of 11¼% Series B Senior Secured Notes due 2012 and $80,000,000 Principal Amount of Series B Senior Subordinated Notes due 2013

Ladies and Gentlemen:

In connection with the above-referenced Registration Statement (the “Registration Statement”) filed by Neff Rental LLC and Neff Finance Corp. (the “Issuers”) relating to a proposed offer (the “Exchange Offer”) by the Issuers to exchange up to $245,000,000 aggregate principal amount of the Issuers’ 11¼% Series B Senior Secured Notes due 2012 (the “Exchange Senior Notes”) for up to $245,000,000 aggregate principal amount of the Issuers’ 11¼% Series A Senior Secured Notes due 2012 (the “Outstanding Senior Notes”) and up to $80,000,000 aggregate principal amount of the Issuers’ Series B Senior Subordinated Notes due 2013 (the “Exchange Subordinated Notes” and, together with the Exchange Senior Notes, the “Exchange Notes”) for up to $80,000,0000 aggregate principal amount of the Issuers’ Series A Senior Subordinated Notes due 2013 (the “Outstanding Subordinated Notes” and, together with the Outstanding Senior Notes, the “Outstanding Notes”), I am writing to advise you supplementally that:

(i)                                     the Issuers are registering the Exchange Offer in reliance on the position of the staff of the Commission (the “Staff”) enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), as interpreted in the Commission’s letter to Shearman & Sterling dated July 2, 1993, and Morgan Stanley & Co. Inc. (available June 5, 1991);

(ii)                                  the Issuers have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of the Issuers’ information and belief, each person participating in the Exchange Offer is acquiring the securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the Exchange Offer;

(iii)                               the Issuers will make each person participating in the Exchange Offer aware, through the prospectus forming a part of the Registration Statement (the “Prospectus”), that —

(A)                              any broker-dealer and any noteholder using the Prospectus to participate in a distribution of the Exchange Notes (x) could not rely on the Staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) or similar letters and (y) must comply with the registration and prospectus delivery requirements of the Securities Act of 1933 (the “Securities Act”) in connection with a secondary resale transaction, and

(B)                                any broker-dealer who holds Outstanding Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Outstanding Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes;

(iv)                              the Issuers acknowledge that any secondary resale transaction, as described in clause (iii)(A) above, should be covered by an effective registration statement containing the selling noteholder information required by Item 507 of Regulation S-K;

(v)                                 the Issuers will include in the transmittal letter to be executed by each tendering noteholder that elects to participate in the Exchange Offer a representation from such tendering noteholder to the Issuers that —

(A)                              the Exchange Notes or book-entry interests therein to be acquired by such holder and any beneficial owner(s) of such Outstanding Notes or interests therein (“Beneficial Owner(s)”) in connection with the Exchange Offer are being acquired by such holder and any Beneficial Owner(s) in the ordinary course of business of the holder and any Beneficial Owner(s),

(B)                                the holder and each Beneficial Owner are not engaging, do not intend to engage, and have no arrangement or understanding with any person to participate, in the distribution of the Exchange Notes,

(C)                                the holder and each Beneficial Owner acknowledge and agree that any person who is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, or is participating in the Exchange Offer for the purpose of distributing the Exchange Notes must comply with the registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction of the Exchange Notes or interests therein acquired by such person and cannot rely on the position of the Staff set forth in certain no-action letters,

(D)                               the holder and each Beneficial Owner understands that a secondary resale transaction described in clause (v)(C) above and any resales of the

Exchange Notes or interests therein obtained by such holder in exchange for the Outstanding Notes or interests therein originally acquired by such holder directly from the Issuers should be covered by an effective registration statement containing the selling security holder information required by Item 507 or Item 508, as applicable, of Regulation S-K of the Commission,

(E)                                 neither the holder nor any Beneficial Owner(s) is an “affiliate,” as defined in Rule 405 under the Securities Act, of the Issuers, and

(F)                                 in the event such holder is a broker-dealer (whether or not it is also an “affiliate”) that will receive Exchange Notes for its own account pursuant to the Exchange Offer, the Outstanding Notes tendered in the Exchange Offer were acquired by such broker-dealer as a result of market-making activities or other trading activities, and such holder acknowledges that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Exchange Notes; however, by so acknowledging and by delivering a Prospectus, the holder will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act;

(vi)                              the Issuers will commence the Exchange Offer when the Registration Statement is declared effective by the Commission;

(vii)                           the Exchange Offer will remain in effect for a limited time and, except with respect to broker-dealers who tender in the Exchange Offer for whom the Issuers will keep the registration statement effective for 135 days, will not require the Issuers to maintain an “evergreen” registration statement; and

(viii)                        the Exchange Offer will be conducted by the Issuers in compliance with the Securities Exchange Act of 1934, and any applicable rules and regulations thereunder.

Very truly yours,
NEFF RENTAL LLC and NEFF FINANCE CORP

By:	/s/ Mark Irion
Name:	Mark Irion
Title:	Chief Financial Officer, Vice President Secretary and Treasurer